CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS - OPERATING ACTIVITIES
Net income for the year	$ 11,828	$ 28,118	$ 22,175
Adjustments to reconcile net income to net cash from (used in) operations:
Depreciation and amortization	2,783	1,700	1,260
Loss related to equipment and inventory damage	509
Amortization of deferred stock-based compensation	1,927	1,435	710
Deferred (increase) in deferred income tax assets, net	694	(2,500)
Increase (decrease) in liability for employee termination benefits, net	(27)	43	108
Increase in trade accounts receivables	(3,960)	(240)	(1,617)
Increase in inventories	(10,513)	(1,056)	(7,526)
Decrease (increase) in other current and long term assets	(467)	(305)	197
Increase (decrease) in trade accounts payables and other long term liabilities	2,510	(1,639)	6,242
Increase in other current liabilities	283	159	2,740
Increase (decrease) in short and long term deferred income	2,151	(614)	1,543
Net cash provided by operating activities	7,718	25,101	25,832
CASH FLOWS - INVESTING ACTIVITIES
Increase in short-term interest-bearing bank deposits	(8,792)	(30,685)	(26,955)
Decrease (increase) in long-term interest-bearing bank deposits	140	86	(70)
Proceeds from (investments in) short-term held to maturity securities	1,582	(1,582)
Purchase of fixed assets	(3,660)	(2,307)	(1,565)
Net cash used in investing activities	(10,730)	(34,488)	(28,590)
CASH FLOWS - FINANCING ACTIVITIES
Shares issued in a public offering			16,968
Shares issued under employee share-based plans	259	2,709	1,323
Net cash provided by financing activities	259	2,709	18,291
Increase (decrease) in cash and cash equivalents	(2,753)	(6,678)	15,533
Cash and cash equivalents - beginning of year	18,716	25,394	9,861
Cash and cash equivalents - end of year	15,963	18,716	25,394
SCHEDULE A -NON CASH ACTIVITIES
Transfer of assets from inventory to fixed assets, net of transfer from fixed assets to inventory	$ 1,802	$ 2,297	$ 626